Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2025
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of intangible assets, net

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
User base and customer relationships	48,863	48,565
Trade names, trademarks and domain names	39,687	26,936
Non-compete agreements	11,815	6,030
Developed technology and patents	7,166	4,823
Licensed copyrights (Note 2(x)) and others	9,586	8,001
	117,117	94,355
Less: accumulated amortization and impairment	(90,167)	(73,444)
Net book value	26,950	20,911

Schedule of estimated future aggregate amortization expenses

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
RMB
(in millions)
For the year ending March 31,
2026	4,565
2027	3,586
2028	3,056
2029	2,304
2030	2,138
Thereafter	5,262
20,911